Accounts Receivable	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Receivable
10.	Accounts receivable
As at	December 31, 2021	December 31, 2020
Trade receivables	10,865	15,786
Other receivables	—	112
	10,865	15,898

The Company has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. Refer to note 32 for credit risk disclosures.